THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.6%
	Shares	Fair Value
Australia — 0.2%
Materials — 0.2%
BHP Group	684	$18,905

Energy — 0.0%
Woodside Energy Group	34	519

		19,424
Belgium — 0.3%
Consumer Staples — 0.2%
Anheuser-Busch InBev	391	23,339

Financials — 0.1%
Ageas	163	11,281

		34,620
Brazil — 0.3%
Materials — 0.3%
Vale ADR, Cl B	875	9,502
Wheaton Precious Metals	207	23,170
		32,672
Canada — 7.9%
Consumer Staples — 0.2%
Alimentation Couche-Tard	388	20,705

Materials — 0.7%
Agnico Eagle Mines	190	32,008
Barrick Gold	682	22,405
Nutrien	254	14,920
		69,333
Industrials — 0.7%
Canadian National Railway	262	24,712
Canadian Pacific Kansas City	480	35,757
Waste Connections	123	21,628
		82,097
Utilities — 0.2%
Fortis	292	14,814

Financials — 3.6%
Bank of Montreal	286	37,276

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Canada (continued)
Financials (continued)
Bank of Nova Scotia	477	$30,850
Brookfield, Cl A	643	44,128
Brookfield Asset Management, Cl A	178	10,132
Canadian Imperial Bank of Commerce	425	33,969
Manulife Financial	1,414	44,064
Royal Bank of Canada	606	89,337
Sun Life Financial	366	21,983
Toronto-Dominion Bank	748	59,823
		371,562
Energy — 1.3%
Canadian Natural Resources	1,066	34,093
Cenovus Energy	576	9,782
Enbridge	1,033	52,125
South Bow, Cl W	87	2,462
Suncor Energy	581	24,319
TC Energy	411	22,352
		145,133
Communication Services — 0.3%
BCE	434	10,143
Rogers Communications, Cl B	224	7,713
TELUS	780	12,288
		30,144
Information Technology — 0.9%
CGI, Cl A	150	13,364
Shopify, Cl A*	538	79,946
		93,310
		827,098
China — 0.8%
Consumer Discretionary — 0.4%
Prosus	630	44,371

Information Technology — 0.4%
NXP Semiconductors	186	42,358

		86,729

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Denmark — 1.2%
Industrials — 0.3%
DSV	99	$19,705
Vestas Wind Systems	509	9,599
		29,304
Health Care — 0.9%
Coloplast, Cl B	92	7,863
Genmab*	31	9,406
Novo Nordisk, Cl B	1,326	71,938
		89,207
Utilities — 0.0%
Orsted*	193	3,450

		121,961
Finland — 0.6%
Financials — 0.2%
Nordea Bank	1,488	24,434

Industrials — 0.1%
Kone, Cl B	242	16,492

Energy — 0.1%
Neste	217	3,974

Information Technology — 0.1%
Nokia	2,482	11,896

Materials — 0.1%
UPM-Kymmene	334	9,132

		65,928
France — 6.7%
Utilities — 0.2%
Engie	1,072	22,994

Communication Services — 0.2%
Orange	1,019	16,535

Materials — 0.4%
Air Liquide	225	46,757

Financials — 0.8%
AXA	814	38,870

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
France (continued)
Financials (continued)
BNP Paribas	520	$47,249
Worldline*	159	514
		86,633
Health Care — 0.8%
EssilorLuxottica	117	37,943
Euroapi*	129	468
Sanofi	417	38,488
		76,899
Consumer Discretionary — 0.7%
Hermes International SCA	18	44,056
LVMH Moet Hennessy Louis Vuitton	53	32,414
		76,470
Consumer Staples — 0.7%
Danone	311	27,100
L'Oreal	97	42,000
		69,100
Industrials — 2.2%
Airbus	361	83,732
Cie de Saint-Gobain	251	27,033
Legrand	180	29,737
Safran	142	50,072
Vinci	228	31,599
		222,173
Information Technology — 0.2%
Capgemini	93	13,501
Dassault Systemes	438	14,673
		28,174
Energy — 0.5%
TotalEnergies	938	57,015

		702,750
Germany — 6.5%
Consumer Discretionary — 0.6%
adidas	85	17,918
Bayerische Motoren Werke	148	14,858
Mercedes-Benz Group	508	31,916

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Germany (continued)
Consumer Discretionary (continued)
Zalando*	182	$5,562
		70,254
Materials — 0.2%
BASF	381	18,977

Health Care — 0.3%
Bayer	536	17,779
BioNTech ADR*	34	3,353
Fresenius & Co	203	11,306
		32,438
Financials — 1.5%
Allianz	217	91,129
Deutsche Bank	1,063	37,408
Deutsche Boerse	84	22,514
		151,051
Information Technology — 1.4%
Infineon Technologies	564	22,002
SAP	490	131,214
		153,216
Utilities — 0.5%
E.ON	1,516	28,528
RWE	441	19,597
		48,125
Industrials — 1.4%
Daimler Truck Holding	231	9,505
Deutsche Post	648	28,888
Siemens	380	102,338
		140,731
Real Estate — 0.1%
Deutsche Wohnen	104	2,646
Vonovia	360	11,231
		13,877
Communication Services — 0.5%
Deutsche Telekom	1,639	55,868

		684,537

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Ireland — 0.4%
Materials — 0.3%
CRH PLC	287	$34,326

Health Care — 0.1%
ICON PLC*	20	3,500

		37,826
Israel — 0.1%
Information Technology — 0.1%
Tower Semiconductor*	60	4,275

Italy — 2.1%
Utilities — 0.3%
Enel	2,689	25,485
Snam	1,697	10,205
		35,690
Energy — 0.2%
Eni	1,112	19,424

Consumer Discretionary — 0.6%
Ferrari	88	42,560
Stellantis	1,645	15,200
		57,760
Financials — 1.0%
Intesa Sanpaolo	8,982	59,250
UniCredit	666	50,451
		109,701
		222,575
Netherlands — 2.8%
Consumer Staples — 0.3%
Heineken	113	8,819
Koninklijke Ahold Delhaize	455	18,418
		27,237
Industrials — 0.2%
Wolters Kluwer	129	17,606

Financials — 0.4%
ING Groep	1,553	40,282

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Netherlands (continued)
Materials — 0.1%
Akzo Nobel	121	$8,616

Health Care — 0.1%
Koninklijke Philips	560	15,160

Information Technology — 1.7%
ASML Holding	188	182,928

		291,829
Singapore — 0.1%
Information Technology — 0.1%
STMicroelectronics	394	11,039

South Korea — 0.0%
Consumer Discretionary — 0.0%
Delivery Hero, Cl A*	100	2,868

Spain — 1.7%
Consumer Discretionary — 0.5%
Amadeus IT Group	251	19,908
Industria de Diseno Textil	573	31,624
		51,532
Utilities — 0.4%
Iberdrola	2,416	45,719

Communication Services — 0.1%
Telefonica	2,411	12,459

Financials — 0.7%
Banco Santander	6,759	70,476

		180,186
Sweden — 2.5%
Industrials — 0.8%
Atlas Copco, Cl A	1,355	22,893
Atlas Copco, Cl B	861	12,903
Nibe Industrier, Cl B	1,097	4,320
Sandvik	718	19,986
Volvo, Cl B	877	25,130
		85,232

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Sweden (continued)
Information Technology — 0.3%
Hexagon, Cl B	1,470	$17,490
Telefonaktiebolaget LM Ericsson, Cl B	1,550	12,828
		30,318
Financials — 1.0%
Investor, Cl B	2,442	76,349
Kinnevik*	1,445	12,844
Swedbank	562	16,923
		106,116
Real Estate — 0.1%
Castellum	477	5,391

Consumer Staples — 0.1%
Essity, Cl B	311	8,128

Consumer Discretionary — 0.2%
Evolution	93	7,648
H & M Hennes & Mauritz, Cl B	609	11,348
		18,996
Materials — 0.0%
Alleima	477	3,614

		257,795
Switzerland — 6.0%
Health Care — 2.4%
Alcon	228	16,982
Lonza Group	34	22,529
Novartis	798	100,416
Roche Holding	289	94,402
Sandoz Group	145	8,596
		242,925
Materials — 0.5%
Amrize Ltd*	241	11,628
Holcim	227	19,212
Sika	81	18,029
		48,869
Financials — 1.2%
Swiss Re	120	22,178
UBS Group	1,367	55,855

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Switzerland (continued)
Financials (continued)
Zurich Insurance Group	72	$51,273
		129,306
Consumer Discretionary — 0.4%
Cie Financiere Richemont, Cl A	248	47,253

Consumer Staples — 0.9%
Nestle	1,068	98,082

Industrials — 0.6%
ABB	753	54,248
Accelleron Industries	85	7,152
		61,400
		627,835
United Kingdom — 9.4%
Materials — 0.6%
Anglo American	542	20,321
Croda International PLC	139	5,060
Glencore PLC	4,441	20,423
Mondi PLC	443	6,107
Valterra Platinum Limited	76	5,423
		57,334
Industrials — 1.2%
Ashtead Group PLC	246	16,443
BAE Systems PLC	1,364	37,809
Experian PLC	476	23,851
RELX PLC	852	40,799
		118,902
Consumer Discretionary — 0.6%
Barratt Developments PLC	1,207	6,336
Compass Group PLC	760	25,876
Flutter Entertainment PLC*	79	20,569
Just Eat Takeaway.com*	128	3,037
Taylor Wimpey PLC	4,223	5,859
		61,677
Consumer Staples — 1.5%
British American Tobacco PLC	896	47,611
Diageo PLC	963	23,018

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
Consumer Staples (continued)
Reckitt Benckiser Group PLC	276	$21,246
Unilever PLC	994	58,880
		150,755
Financials — 2.3%
Barclays PLC	6,332	32,359
HSBC Holdings PLC	7,813	109,916
Legal & General Group PLC	4,161	13,332
Lloyds Banking Group PLC	29,137	32,879
London Stock Exchange Group PLC	172	19,719
Prudential PLC	1,187	16,635
Standard Chartered PLC	1,256	24,273
		249,113
Utilities — 0.3%
National Grid PLC	1,499	21,543
SSE PLC	618	14,489
		36,032
Health Care — 1.5%
AstraZeneca PLC	595	89,571
GSK PLC	1,797	38,091
Haleon PLC	3,382	15,134
Smith & Nephew PLC	663	11,938
		154,734
Energy — 1.2%
BP PLC	5,891	33,766
Shell PLC	2,582	91,993
		125,759
Communication Services — 0.2%
Informa PLC	1,211	14,960
Vodafone Group PLC	11,813	13,702
		28,662
		982,968

Total Common Stock
(Cost $4,286,773)		5,194,915

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

EXCHANGE-TRADED FUNDS — 50.0%
	Shares	Fair Value

Equity Funds — 50.0%
iShares MSCI Australia ETF	18,565	$501,255
iShares MSCI Austria ETF	1,305	40,442
iShares MSCI Brazil ETF	1,803	55,893
iShares MSCI Chile ETF	523	17,238
iShares MSCI China ETF	346	22,784
iShares MSCI India ETF	5,660	294,660
iShares MSCI Indonesia ETF	979	17,181
iShares MSCI Israel ETF	879	88,164
iShares MSCI Japan ETF	7,078	567,726
iShares MSCI Malaysia ETF	625	16,200
iShares MSCI Mexico ETF	431	29,399
iShares MSCI Philippines ETF	629	15,624
iShares MSCI Poland ETF	1,301	41,892
iShares MSCI South Africa ETF	858	54,998
iShares MSCI Taiwan ETF	7,473	475,432
iShares MSCI Thailand ETF	320	18,845
Vanguard FTSE Emerging Markets ETF	16,301	883,188
Vanguard FTSE Pacific ETF[1]	23,977	2,106,140
Total Exchange-Traded Funds
(Cost $4,400,936)		5,247,061
PREFERRED STOCK — 0.2%

Germany — 0.2%
Consumer Discretionary — 0.1%
Volkswagen#	91	9,833

Consumer Staples — 0.1%
Henkel & Co#	127	10,252

		20,085
Total Preferred Stock
(Cost $21,611)		20,085

Total Investments - 99.8%
(Cost $8,709,320)		$10,462,061

Percentages are based on Net Assets of $10,482,175.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY
INTERNATIONAL FUND
September 30, 2025
(Unaudited)

1	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.
#	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

DEM-QH-001-1000